Rule 497 (e)

033-61122, 033-02460, 033-74092, 333-40309

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

SUPPLEMENT DATED SEPTEMBER 5, 2012

TO PROSPECTUS DATED MAY 1, 2012

The Prospectus dated May 1, 2012 is hereby amended as follows:

Effective immediately, the Company will no longer accept rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-09-2012